The Saratoga Advantage Trust

Supplement dated June 13, 2006 to the Class A Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO” under the heading “THE ADVISER” located on page 49 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team led by Thomas F. Davis, portfolio manager, who has primary responsibility for the day-to-day management of the Portfolio.  Mr. Davis is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.   Prior to joining Loomis Sayles in 2000, Mr. Davis was a global equity research analyst at Putnam Investments.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 13, 2006 to the Class B Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO” under the heading “THE ADVISER” located on page 47 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team led by Thomas F. Davis, portfolio manager, who has primary responsibility for the day-to-day management of the Portfolio.  Mr. Davis is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.   Prior to joining Loomis Sayles in 2000, Mr. Davis was a global equity research analyst at Putnam Investments.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 13, 2006 to the Class C Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO” under the heading “THE ADVISER” located on page 45 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team led by Thomas F. Davis, portfolio manager, who has primary responsibility for the day-to-day management of the Portfolio.  Mr. Davis is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.   Prior to joining Loomis Sayles in 2000, Mr. Davis was a global equity research analyst at Putnam Investments.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 13, 2006 to the Class I Shares Prospectus Dated January 31, 2006, of the Saratoga Advantage Trust (the “Prospectus”)

Reference is made to the section entitled “FINANCIAL SERVICES PORTFOLIO” under the heading “THE ADVISER” located on page 49 of the Prospectus.  The first paragraph under this section is deleted in its entirety and replaced with the following:

The Portfolio is advised by Loomis, Sayles & Company, L.P. (“Loomis Sayles”). Stock selection for the Portfolio is made by a team led by Thomas F. Davis, portfolio manager, who has primary responsibility for the day-to-day management of the Portfolio. Mr. Davis is a financial service sector analyst/portfolio manager and Vice President of Loomis Sayles.   Prior to joining Loomis Sayles in 2000, Mr. Davis was a global equity research analyst at Putnam Investments.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated June 13, 2006

to the

Statement of Additional Information

Dated January 31, 2006 of the Saratoga Advantage Trust

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” located beginning on page 43 of the Statement of Additional Information. The information relating to Mr. Lee M. Rosenbaum is deleted in its entirety.

Reference is made to the section entitled “Conflicts of Interest” beginning on page 44 of the Statement of Additional Information.  The reference to Mr. Lee M. Rosenbaum contained in the fourth paragraph is deleted.

Reference is made to the section entitled “Compensation” beginning on page 45 of the Statement of Additional Information.  The reference to Mr. Lee M. Rosenbaum contained in the first full paragraph on page 47 is deleted.

Reference is made to the section entitled “Ownership of Securities” located on page 48 of the Statement of Additional Information.  The information relating to Mr. Lee M. Rosenbaum is deleted in its entirety.